Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	Aug. 17, 2022
C000236355 [Member]
Account Value [Line Items]
Account Value	$ 13,021	$ 11,097	$ 9,802	$ 9,808	$ 10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Account Value	12,390	10,682	9,711	9,486	10,000
Russell Midcap Index [Member]
Account Value [Line Items]
Account Value	$ 11,286	$ 9,915	$ 9,167	$ 9,632	$ 10,000